UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     3/31/2013
Check here if Amendment [ ]; Amendment Number:1
This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                 4/11/2013
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               29
Form 13F Information Table Value Total:         $422,616,454
List of Other Included Managers:
NONE

 VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE INC.                     COM              037833100    15217    34377 SH       SOLE                  34377        0        0
  BARRICK GOLD CORP.             COM              067901108    18971   645288 SH       SOLE                 645288        0        0
  AECOM TECHNOLOGY CORP          COM              00766T100     4964   151345 SH       SOLE                 151345        0        0
  ACCENTURE PLC                  COM              G1151C101    16473   216840 SH       SOLE                 216840        0        0
  APACHE CORP                    COM              037411105    18498   239733 SH       SOLE                 239733        0        0
  CHECK POINT SOFTWARE TECH      COM              M22465104    18846   401057 SH       SOLE                 401057        0        0
  CISCO SYSTEMS, INC.            COM              17275R102    19795   947373 SH       SOLE                 947373        0        0
  CONVERSION SOL HLDGS.          COM              21254V100        0    12000 SH       SOLE                  12000        0        0
  CHEVRON CORP.                  COM              166764100     1173     9875 SH       SOLE                   9875        0        0
  DISH NETWORK CORP              COM              25470M109     1973    52050 SH       SOLE                  52050        0        0
  ENTERPRISE PRODUCTS PRTNS      COM              293792107    42034   697190 SH       SOLE                 697190        0        0
  WISDOMTREE INDIA EARNINGS FU D COM              97717W422      741    41262 SH       SOLE                  41262        0        0
  ENERGY TRANSFER EQUITY L P     COM	          29273V100    32075   548479 SH       SOLE                 548479        0        0
  GOLDCORP INC                   COM              380956409    12344   367040 SH       SOLE                 367040        0        0
  SPDR GOLD TRUST                COM              70463V107      310     2010 SH       SOLE                   2010        0        0
  GOOGLE INC                     COM              38259P508    26489    33353 SH       SOLE                  33353        0        0
  HONEYWELL INTL INC             COM              438516106     1254    16639 SH       SOLE                  16639        0        0
  THE MOSAIC COMPANY             COM              61945C103     8908   149433 SH       SOLE                 149433        0        0
  MICROSOFT CORPORATION          COM              594918104    17416   608833 SH       SOLE                 608833        0        0
  MATADOR RESOURCES CO.          COM              576485205      532    60000 SH       SOLE                  60000        0        0
  NOBLE ENERGY INC               COM              655044105    25485   220340 SH       SOLE                 220340        0        0
  ORACLE CORP                    COM              68389X105    15806   488907 SH       SOLE                 488907        0        0
  QUALCOMM INC                   COM              747525103    58411   872587 SH       SOLE                 872587        0        0
  ECHOSTAR HOLDING CORP          COM              278768106      458    11760 SH       SOLE                  11760        0        0
  SABINE ROYALTY TRUST           COM              785688102      210     4500 SH       SOLE                   4500        0        0
  SOUTHWESTERN ENERGY            COM              845467109    13320   357482 SH       SOLE                 357482        0        0
  SYNGENTA AG ADR                COM              87160A100    19134   228461 SH       SOLE                 228461        0        0
  TEVA PHARMACEUTICAL ADR        COM              881624209    13178   332119 SH       SOLE                 332119        0        0
  EXXON MOBIL CORP               COM              30231G102    18601   206428 SH       SOLE                 206428        0        0

S REPORT SUMMARY             29     DATA RECORDS          422616                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
